Consolidated Statements of Income (Loss) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement [LineItems]
Oil and natural gas sales and other income	$ 418	$ 444
Royalties	(31)	(36)
Gross Revenue	387	408
Risk management loss	(15)	(26)
Total revenue	372	382
Expenses
Operating	139	158
Transportation	27	36
General and administrative	20	24
Restructuring	4	16
Share-based compensation	5	6
Depletion, depreciation, impairment and accretion	913	411
Loss (gain) on dispositions	1	(3)
Provisions	(9)	(6)
Foreign exchange loss (gain)	(3)	8
Financing	40	21
Other	23	16
Total expenses	1,160	687
Loss before taxes	(788)	(305)
Deferred tax recovery	0	0
Net and comprehensive loss	$ (788)	$ (305)
Net loss per share
Basic	$ (10.81)	$ (4.22)
Diluted	$ (10.81)	$ (4.22)
Weighted average shares outstanding (millions)
Basic	73.0	72.3
Diluted	73.0	72.3